Fees Summary	Sep. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 232,168,706.46
Previously Paid Amount	0.00
Total Fee Amount	35,545.03
Total Offset Amount	0.00
Net Fee	$ 35,545.03
Final Prospectus	true